Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000131094
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Dividend Fund
Class Name	Class A
Trading Symbol	PWDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Donoghue Forlines Dividend Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$201	1.88%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.88%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 67,438,461
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 618,546
InvestmentCompanyPortfolioTurnover	181.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$67,438,461 Number of Portfolio Holdings53 Advisory Fee $618,546 Portfolio Turnover181%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	5.3%
Common Stocks	93.4%
Money Market Funds	1.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.6%
Money Market Funds	1.4%
Consumer Staples	3.7%
Materials	3.8%
Consumer Discretionary	3.8%
Real Estate	3.9%
Collateral for Securities Loaned	5.5%
Communications	5.9%
Technology	5.9%
Utilities	6.5%
Industrials	7.8%
Energy	9.5%
Health Care	15.2%
Financials	32.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Northern Trust Corporation	2.3%
Vistra Corporation	2.3%
Seagate Technology Holdings PLC	2.2%
Constellation Energy Corporation	2.1%
State Street Corporation	2.1%
Citigroup, Inc.	2.1%
Citizens Financial Group, Inc.	2.1%
NRG Energy, Inc.	2.1%
KeyCorporation	2.1%
Morgan Stanley	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000148993
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Dividend Fund
Class Name	Class C
Trading Symbol	PWDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Donoghue Forlines Dividend Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$281	2.63%

Expenses Paid, Amount	$ 281
Expense Ratio, Percent	2.63%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 67,438,461
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 618,546
InvestmentCompanyPortfolioTurnover	181.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$67,438,461 Number of Portfolio Holdings53 Advisory Fee $618,546 Portfolio Turnover181%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	5.3%
Common Stocks	93.4%
Money Market Funds	1.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.6%
Money Market Funds	1.4%
Consumer Staples	3.7%
Materials	3.8%
Consumer Discretionary	3.8%
Real Estate	3.9%
Collateral for Securities Loaned	5.5%
Communications	5.9%
Technology	5.9%
Utilities	6.5%
Industrials	7.8%
Energy	9.5%
Health Care	15.2%
Financials	32.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Northern Trust Corporation	2.3%
Vistra Corporation	2.3%
Seagate Technology Holdings PLC	2.2%
Constellation Energy Corporation	2.1%
State Street Corporation	2.1%
Citigroup, Inc.	2.1%
Citizens Financial Group, Inc.	2.1%
NRG Energy, Inc.	2.1%
KeyCorporation	2.1%
Morgan Stanley	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000131095
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Dividend Fund
Class Name	Class I
Trading Symbol	PWDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Donoghue Forlines Dividend Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$169	1.58%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.58%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 67,438,461
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 618,546
InvestmentCompanyPortfolioTurnover	181.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$67,438,461 Number of Portfolio Holdings53 Advisory Fee $618,546 Portfolio Turnover181%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	5.3%
Common Stocks	93.4%
Money Market Funds	1.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.6%
Money Market Funds	1.4%
Consumer Staples	3.7%
Materials	3.8%
Consumer Discretionary	3.8%
Real Estate	3.9%
Collateral for Securities Loaned	5.5%
Communications	5.9%
Technology	5.9%
Utilities	6.5%
Industrials	7.8%
Energy	9.5%
Health Care	15.2%
Financials	32.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Northern Trust Corporation	2.3%
Vistra Corporation	2.3%
Seagate Technology Holdings PLC	2.2%
Constellation Energy Corporation	2.1%
State Street Corporation	2.1%
Citigroup, Inc.	2.1%
Citizens Financial Group, Inc.	2.1%
NRG Energy, Inc.	2.1%
KeyCorporation	2.1%
Morgan Stanley	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000169555
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Momentum Fund
Class Name	Class A
Trading Symbol	MOJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Donoghue Forlines Momentum Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$241	2.25%

Expenses Paid, Amount	$ 241
Expense Ratio, Percent	2.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 23, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 73,793,675
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 454,303
InvestmentCompanyPortfolioTurnover	355.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$73,793,675
Number of Portfolio Holdings	52
Advisory Fee	$454,303
Portfolio Turnover	355%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	10.8%
Common Stocks	88.5%
Money Market Funds	0.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-12.6%
Money Market Funds	0.7%
Real Estate	2.0%
Utilities	2.0%
Materials	2.1%
Energy	4.0%
Consumer Discretionary	7.7%
Consumer Staples	7.8%
Health Care	8.1%
Industrials	10.2%
Financials	12.2%
Collateral for Securities Loaned	12.3%
Communications	14.0%
Technology	29.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Robinhood Markets, Inc. - Class A	2.4%
Vertiv Holdings Company	2.2%
Seagate Technology Holdings PLC	2.2%
Netflix, Inc.	2.1%
Cardinal Health, Inc.	2.1%
ROBLOX Corporation - Class A	2.1%
Newmont Corporation	2.1%
Tenet Healthcare Corporation	2.1%
Broadcom, Inc.	2.1%
Cloudflare, Inc. - Class A	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000169556
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Momentum Fund
Class Name	Class C
Trading Symbol	MOJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Donoghue Forlines Momentum Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$321	3.00%

Expenses Paid, Amount	$ 321
Expense Ratio, Percent	3.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 23, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 73,793,675
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 454,303
InvestmentCompanyPortfolioTurnover	355.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$73,793,675
Number of Portfolio Holdings	52
Advisory Fee	$454,303
Portfolio Turnover	355%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	10.8%
Common Stocks	88.5%
Money Market Funds	0.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-12.6%
Money Market Funds	0.7%
Real Estate	2.0%
Utilities	2.0%
Materials	2.1%
Energy	4.0%
Consumer Discretionary	7.7%
Consumer Staples	7.8%
Health Care	8.1%
Industrials	10.2%
Financials	12.2%
Collateral for Securities Loaned	12.3%
Communications	14.0%
Technology	29.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Robinhood Markets, Inc. - Class A	2.4%
Vertiv Holdings Company	2.2%
Seagate Technology Holdings PLC	2.2%
Netflix, Inc.	2.1%
Cardinal Health, Inc.	2.1%
ROBLOX Corporation - Class A	2.1%
Newmont Corporation	2.1%
Tenet Healthcare Corporation	2.1%
Broadcom, Inc.	2.1%
Cloudflare, Inc. - Class A	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000169557
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Momentum Fund
Class Name	Class I
Trading Symbol	MOJOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Donoghue Forlines Momentum Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$215	2.00%

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	2.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 23, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 73,793,675
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 454,303
InvestmentCompanyPortfolioTurnover	355.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$73,793,675
Number of Portfolio Holdings	52
Advisory Fee	$454,303
Portfolio Turnover	355%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	10.8%
Common Stocks	88.5%
Money Market Funds	0.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-12.6%
Money Market Funds	0.7%
Real Estate	2.0%
Utilities	2.0%
Materials	2.1%
Energy	4.0%
Consumer Discretionary	7.7%
Consumer Staples	7.8%
Health Care	8.1%
Industrials	10.2%
Financials	12.2%
Collateral for Securities Loaned	12.3%
Communications	14.0%
Technology	29.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Robinhood Markets, Inc. - Class A	2.4%
Vertiv Holdings Company	2.2%
Seagate Technology Holdings PLC	2.2%
Netflix, Inc.	2.1%
Cardinal Health, Inc.	2.1%
ROBLOX Corporation - Class A	2.1%
Newmont Corporation	2.1%
Tenet Healthcare Corporation	2.1%
Broadcom, Inc.	2.1%
Cloudflare, Inc. - Class A	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000193677
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Risk Managed Income Fund
Class Name	Class A
Trading Symbol	FLOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Donoghue Forlines Risk Managed Income Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$146	1.43%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.43%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 84,917,069
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 521,885
InvestmentCompanyPortfolioTurnover	292.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$84,917,069
Number of Portfolio Holdings	9
Advisory Fee	$521,885
Portfolio Turnover	292%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-30.4%
Money Market Funds	0.5%
Collateral for Securities Loaned	30.3%
Fixed Income	99.6%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	23.2%
Exchange-Traded Funds	44.1%
Money Market Funds	0.4%
Open End Funds	32.3%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Blackstone Senior Loan ETF	20.4%
Invesco Senior Loan ETF	18.8%
SPDR Portfolio High Yield Bond ETF	18.4%
Virtus Seix Floating Rate High Income Fund - Class I	10.5%
Eaton Vance Floating-Rate Advantaged Fund - Class I	10.5%
Lord Abbett Floating Rate Fund - Class I	10.5%
BlackRock Floating Rate Income Portfolio - Institutional Class	10.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000193678
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Risk Managed Income Fund
Class Name	Class C
Trading Symbol	FLOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Donoghue Forlines Risk Managed Income Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$220	2.18%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	2.18%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 84,917,069
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 521,885
InvestmentCompanyPortfolioTurnover	292.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$84,917,069
Number of Portfolio Holdings	9
Advisory Fee	$521,885
Portfolio Turnover	292%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-30.4%
Money Market Funds	0.5%
Collateral for Securities Loaned	30.3%
Fixed Income	99.6%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	23.2%
Exchange-Traded Funds	44.1%
Money Market Funds	0.4%
Open End Funds	32.3%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Blackstone Senior Loan ETF	20.4%
Invesco Senior Loan ETF	18.8%
SPDR Portfolio High Yield Bond ETF	18.4%
Virtus Seix Floating Rate High Income Fund - Class I	10.5%
Eaton Vance Floating-Rate Advantaged Fund - Class I	10.5%
Lord Abbett Floating Rate Fund - Class I	10.5%
BlackRock Floating Rate Income Portfolio - Institutional Class	10.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000193679
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Risk Managed Income Fund
Class Name	Class I
Trading Symbol	FLOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Donoghue Forlines Risk Managed Income Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$120	1.18%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.18%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 84,917,069
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 521,885
InvestmentCompanyPortfolioTurnover	292.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$84,917,069
Number of Portfolio Holdings	9
Advisory Fee	$521,885
Portfolio Turnover	292%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-30.4%
Money Market Funds	0.5%
Collateral for Securities Loaned	30.3%
Fixed Income	99.6%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	23.2%
Exchange-Traded Funds	44.1%
Money Market Funds	0.4%
Open End Funds	32.3%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Blackstone Senior Loan ETF	20.4%
Invesco Senior Loan ETF	18.8%
SPDR Portfolio High Yield Bond ETF	18.4%
Virtus Seix Floating Rate High Income Fund - Class I	10.5%
Eaton Vance Floating-Rate Advantaged Fund - Class I	10.5%
Lord Abbett Floating Rate Fund - Class I	10.5%
BlackRock Floating Rate Income Portfolio - Institutional Class	10.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000199674
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Tactical Allocation Fund
Class Name	Class A
Trading Symbol	GTAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Donoghue Forlines Tactical Allocation Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	1.06%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.06%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Apr. 06, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 26,264,973
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	219.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$26,264,973 Number of Portfolio Holdings9 Advisory Fee (net of waivers)$0 Portfolio Turnover219%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	21.4%
Exchange-Traded Funds	32.1%
Money Market Funds	1.3%
Open End Funds	45.2%

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-27.3%
Money Market Funds	1.7%
Collateral for Securities Loaned	27.2%
Fixed Income	32.6%
Equity	65.8%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Donoghue Forlines Momentum Fund - Class I	32.4%
Donoghue Forlines Dividend Fund - Class I	25.1%
SPDR Blackstone Senior Loan ETF	10.5%
iShares Global 100 ETF	8.3%
JPMorgan Ultra-Short Income ETF	8.2%
SPDR Bloomberg 1-3 Month T-Bill ETF	8.2%
SPDR Portfolio High Yield Bond ETF	5.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000199675
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Tactical Allocation Fund
Class Name	Class C
Trading Symbol	GLACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Donoghue Forlines Tactical Allocation Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.81%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.81%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Apr. 06, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 26,264,973
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	219.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$26,264,973 Number of Portfolio Holdings9 Advisory Fee (net of waivers)$0 Portfolio Turnover219%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	21.4%
Exchange-Traded Funds	32.1%
Money Market Funds	1.3%
Open End Funds	45.2%

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-27.3%
Money Market Funds	1.7%
Collateral for Securities Loaned	27.2%
Fixed Income	32.6%
Equity	65.8%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Donoghue Forlines Momentum Fund - Class I	32.4%
Donoghue Forlines Dividend Fund - Class I	25.1%
SPDR Blackstone Senior Loan ETF	10.5%
iShares Global 100 ETF	8.3%
JPMorgan Ultra-Short Income ETF	8.2%
SPDR Bloomberg 1-3 Month T-Bill ETF	8.2%
SPDR Portfolio High Yield Bond ETF	5.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000199676
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Tactical Allocation Fund
Class Name	Class I
Trading Symbol	GTAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Donoghue Forlines Tactical Allocation Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$86	0.81%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.81%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Apr. 06, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 26,264,973
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	219.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$26,264,973 Number of Portfolio Holdings9 Advisory Fee (net of waivers)$0 Portfolio Turnover219%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	21.4%
Exchange-Traded Funds	32.1%
Money Market Funds	1.3%
Open End Funds	45.2%

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-27.3%
Money Market Funds	1.7%
Collateral for Securities Loaned	27.2%
Fixed Income	32.6%
Equity	65.8%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Donoghue Forlines Momentum Fund - Class I	32.4%
Donoghue Forlines Dividend Fund - Class I	25.1%
SPDR Blackstone Senior Loan ETF	10.5%
iShares Global 100 ETF	8.3%
JPMorgan Ultra-Short Income ETF	8.2%
SPDR Bloomberg 1-3 Month T-Bill ETF	8.2%
SPDR Portfolio High Yield Bond ETF	5.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000091243
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Tactical Income Fund
Class Name	Class A
Trading Symbol	PWRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Donoghue Forlines Tactical Income Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$184	1.80%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.80%
AssetsNet	$ 75,293,536
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 760,543
InvestmentCompanyPortfolioTurnover	353.00%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-34.1%
Money Market Funds	0.9%
Collateral for Securities Loaned	33.9%
Fixed Income	99.3%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	25.3%
Exchange-Traded Funds	74.0%
Money Market Funds	0.7%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Ultra-Short Income ETF	33.0%
SPDR Bloomberg 1-3 Month T-Bill ETF	33.0%
SPDR Portfolio High Yield Bond ETF	16.7%
SPDR Blackstone Senior Loan ETF	16.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000091244
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Tactical Income Fund
Class Name	Class C
Trading Symbol	PWRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Donoghue Forlines Tactical Income Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$260	2.55%

Expenses Paid, Amount	$ 260
Expense Ratio, Percent	2.55%
AssetsNet	$ 75,293,536
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 760,543
InvestmentCompanyPortfolioTurnover	353.00%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-34.1%
Money Market Funds	0.9%
Collateral for Securities Loaned	33.9%
Fixed Income	99.3%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	25.3%
Exchange-Traded Funds	74.0%
Money Market Funds	0.7%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Ultra-Short Income ETF	33.0%
SPDR Bloomberg 1-3 Month T-Bill ETF	33.0%
SPDR Portfolio High Yield Bond ETF	16.7%
SPDR Blackstone Senior Loan ETF	16.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000091245
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Tactical Income Fund
Class Name	Class I
Trading Symbol	PWRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Donoghue Forlines Tactical Income Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$159	1.55%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.55%
AssetsNet	$ 75,293,536
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 760,543
InvestmentCompanyPortfolioTurnover	353.00%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-34.1%
Money Market Funds	0.9%
Collateral for Securities Loaned	33.9%
Fixed Income	99.3%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	25.3%
Exchange-Traded Funds	74.0%
Money Market Funds	0.7%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Ultra-Short Income ETF	33.0%
SPDR Bloomberg 1-3 Month T-Bill ETF	33.0%
SPDR Portfolio High Yield Bond ETF	16.7%
SPDR Blackstone Senior Loan ETF	16.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.